                           RETIREMENT PLAN SOLUTIONS

                                      1999

                        HARTFORD LIFE INSURANCE COMPANY
[LOGO]              HARTFORD LIFE & ANNUITY INSURANCE COMPANY
Hartford Life









                               SEPARATE ACCOUNTS AND
                             HARTFORD HLS MUTUAL FUNDS



                             A N N U A L   R E P O R T

 Table of Contents
--------------------------------------------------------------------------------

Letter to Clients.................................      1
Performance Summary...............................      2
Investment Review.................................      3

Hartford Life Insurance Company Separate Account
 Financial Statements for:
    DC Variable Account-I.........................     16
    Separate Account Two..........................     24

Hartford HLS Mutual Funds Financial Statements
 for:
    Hartford Bond Income Strategy HLS Fund........   MF-1
    Hartford Stock HLS Fund.......................   MF-6
    Hartford Money Market HLS Fund................   MF-8
    Hartford Advisers HLS Fund....................  MF-10
    Hartford Capital Appreciation HLS Fund........  MF-15
    Hartford Mortgage Securities HLS Fund.........  MF-18
    Hartford Index HLS Fund.......................  MF-20
    Hartford International Opportunities HLS
     Fund.........................................  MF-26
    Hartford Dividend and Growth HLS Fund.........  MF-30
    Hartford International Advisers HLS Fund......  MF-32
    Hartford Small Company HLS Fund...............  MF-39
    Hartford MidCap HLS Fund......................  MF-41
    Hartford Growth and Income HLS Fund...........  MF-43
    Hartford High Yield HLS Fund..................  MF-45
    Hartford Global Leaders HLS Fund..............  MF-49

 DC VARIABLE ACCOUNT-I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1999

                                                                              MONEY MARKET
                                                BOND FUND      STOCK FUND         FUND
                                               SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                                               -----------    ------------    ------------
ASSETS:
  Investments:
    Hartford Bond HLS Fund, Inc. -
     Class IA
    Shares 35,027,942
    Cost $35,075,750
      Market Value.........................    $34,812,940         --             --
    Hartford Stock HLS Fund, Inc. -
     Class IA
    Shares 90,929,970
    Cost $372,743,476
      Market Value.........................        --         $649,911,779        --
    Hartford Money Market HLS Fund, Inc. -
     Class IA
    Shares 37,464,148
    Cost $37,464,148
      Market Value.........................        --              --         $37,464,148
    Hartford Advisers HLS Fund, Inc. -
     Class IA
    Shares 241,575,706
    Cost $491,569,828
      Market Value.........................        --              --             --
    Hartford Capital Appreciation HLS
     Fund, Inc. - Class IA
    Shares 80,058,557
    Cost $268,461,947
      Market Value.........................        --              --             --
    Hartford Mortgage Securities HLS
     Fund, Inc. - Class IA
    Shares 16,383,834
    Cost $17,409,616
      Market Value.........................        --              --             --
    Hartford Index HLS Fund, Inc. -
     Class IA
    Shares 45,178,039
    Cost $113,674,627
      Market Value.........................        --              --             --
    Hartford International Opportunities
     HLS Fund, Inc. - Class IA
    Shares 27,540,897
    Cost $33,916,402
      Market Value.........................        --              --             --
    Hartford Dividend and Growth HLS
     Fund, Inc. - Class IA
    Shares 25,067,270
    Cost $40,459,306
      Market Value.........................        --              --             --
    Calvert Social Balanced Portfolio
    Shares 12,019,049
    Cost $21,192,688
      Market Value.........................        --              --             --
  Due from Hartford Life Insurance
   Company.................................        22,065          --             --
  Receivable from fund shares sold.........        --              534,856        188,721
                                               -----------    ------------    -----------
  Total Assets.............................    34,835,005      650,446,635     37,652,869
                                               -----------    ------------    -----------
LIABILITIES:
  Due to Hartford Life Insurance Company...        --              534,821        187,172
  Payable for fund shares purchased........        22,040          --             --
                                               -----------    ------------    -----------
  Total Liabilities........................        22,040          534,821        187,172
                                               -----------    ------------    -----------
  Net Assets (variable annuity contract
   liabilities)............................    $34,812,965    $649,911,814    $37,465,697
                                               ===========    ============    ===========
Deferred annuity contracts in the
 accumulation period:
Group Sub-Accounts:
  Units owned by participants..............     7,196,751       28,665,974     12,051,487
  Unit values*.............................    $ 4.837317     $  22.671890    $  3.108803

*Unit value amounts represent an average of individual unit values, which differ within each sub-account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 16
              ----------------------------------------------------

                                                                 CAPITAL           MORTGAGE                        INTERNATIONAL
                                            ADVISERS FUND   APPRECIATION FUND   SECURITIES FUND    INDEX FUND    OPPORTUNITIES FUND
                                             SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                                            -------------   -----------------   ---------------   ------------   ------------------
ASSETS:
  Investments:
    Hartford Bond HLS Fund, Inc. -
     Class IA
    Shares 35,027,942
    Cost $35,075,750
      Market Value.........................      --               --                 --                --              --
    Hartford Stock HLS Fund, Inc. -
     Class IA
    Shares 90,929,970
    Cost $372,743,476
      Market Value.........................      --               --                 --                --              --
    Hartford Money Market HLS Fund, Inc. -
     Class IA
    Shares 37,464,148
    Cost $37,464,148
      Market Value.........................      --               --                 --                --              --
    Hartford Advisers HLS Fund, Inc. -
     Class IA
    Shares 241,575,706
    Cost $491,569,828
      Market Value......................... $716,217,371          --                 --                --              --
    Hartford Capital Appreciation HLS
     Fund, Inc. - Class IA
    Shares 80,058,557
    Cost $268,461,947
      Market Value.........................      --           $487,987,969           --                --              --
    Hartford Mortgage Securities HLS
     Fund, Inc. - Class IA
    Shares 16,383,834
    Cost $17,409,616
      Market Value.........................      --               --              $17,030,864          --              --
    Hartford Index HLS Fund, Inc. -
     Class IA
    Shares 45,178,039
    Cost $113,674,627
      Market Value.........................      --               --                 --           $189,240,864         --
    Hartford International Opportunities
     HLS Fund, Inc. - Class IA
    Shares 27,540,897
    Cost $33,916,402
      Market Value.........................      --               --                 --                --           $51,664,932
    Hartford Dividend and Growth HLS
     Fund, Inc. - Class IA
    Shares 25,067,270
    Cost $40,459,306
      Market Value.........................      --               --                 --                --              --
    Calvert Social Balanced Portfolio
    Shares 12,019,049
    Cost $21,192,688
      Market Value.........................      --               --                 --                --              --
  Due from Hartford Life Insurance
   Company.................................      --                 42,914           --                --              --
  Receivable from fund shares sold.........      182,514          --                   43,601          317,424          226,380
                                            ------------      ------------        -----------     ------------      -----------
  Total Assets.............................  716,399,885       488,030,883         17,074,465      189,558,288       51,891,312
                                            ------------      ------------        -----------     ------------      -----------
LIABILITIES:
  Due to Hartford Life Insurance Company...      182,403          --                   43,965          317,414          226,468
  Payable for fund shares purchased........      --                 42,785           --                --              --
                                            ------------      ------------        -----------     ------------      -----------
  Total Liabilities........................      182,403            42,785             43,965          317,414          226,468
                                            ------------      ------------        -----------     ------------      -----------
  Net Assets (variable annuity contract
   liabilities)............................ $716,217,482      $487,988,098        $17,030,500     $189,240,874      $51,664,844
                                            ============      ============        ===========     ============      ===========
Deferred annuity contracts in the
 accumulation period:
Group Sub-Accounts:
  Units owned by participants..............  101,429,660        39,291,550          6,077,622       62,940,685       22,410,406
  Unit values*............................. $   7.061223      $  12.419670        $  2.802165     $   3.006654      $  2.305395

                                                                CALVERT
                                             DIVIDEND AND   SOCIAL BALANCED
                                             GROWTH FUND       PORTFOLIO
                                             SUB-ACCOUNT      SUB-ACCOUNT
                                             ------------   ---------------
ASSETS:
  Investments:
    Hartford Bond HLS Fund, Inc. -
     Class IA
    Shares 35,027,942
    Cost $35,075,750
      Market Value.........................      --              --
    Hartford Stock HLS Fund, Inc. -
     Class IA
    Shares 90,929,970
    Cost $372,743,476
      Market Value.........................      --              --
    Hartford Money Market HLS Fund, Inc. -
     Class IA
    Shares 37,464,148
    Cost $37,464,148
      Market Value.........................      --              --
    Hartford Advisers HLS Fund, Inc. -
     Class IA
    Shares 241,575,706
    Cost $491,569,828
      Market Value.........................      --              --
    Hartford Capital Appreciation HLS
     Fund, Inc. - Class IA
    Shares 80,058,557
    Cost $268,461,947
      Market Value.........................      --              --
    Hartford Mortgage Securities HLS
     Fund, Inc. - Class IA
    Shares 16,383,834
    Cost $17,409,616
      Market Value.........................      --              --
    Hartford Index HLS Fund, Inc. -
     Class IA
    Shares 45,178,039
    Cost $113,674,627
      Market Value.........................      --              --
    Hartford International Opportunities
     HLS Fund, Inc. - Class IA
    Shares 27,540,897
    Cost $33,916,402
      Market Value.........................      --              --
    Hartford Dividend and Growth HLS
     Fund, Inc. - Class IA
    Shares 25,067,270
    Cost $40,459,306
      Market Value.........................  $53,865,252         --
    Calvert Social Balanced Portfolio
    Shares 12,019,049
    Cost $21,192,688
      Market Value.........................      --           $26,069,318
  Due from Hartford Life Insurance
   Company.................................      --                 5,206
  Receivable from fund shares sold.........       20,267         --
                                             -----------      -----------
  Total Assets.............................   53,885,519       26,074,524
                                             -----------      -----------
LIABILITIES:
  Due to Hartford Life Insurance Company...       20,249         --
  Payable for fund shares purchased........      --                   725
                                             -----------      -----------
  Total Liabilities........................       20,249              725
                                             -----------      -----------
  Net Assets (variable annuity contract
   liabilities)............................  $53,865,270      $26,073,799
                                             ===========      ===========
Deferred annuity contracts in the
 accumulation period:
Group Sub-Accounts:
  Units owned by participants..............   22,926,762        7,926,762
  Unit values*.............................  $  2.349450      $  3.290904

*Unit value amounts represent an average of individual unit values, which differ within each sub-account.

            ---------------------------------------------------- 17
              ----------------------------------------------------

 DC VARIABLE ACCOUNT-I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                            MONEY MARKET
                                             BOND FUND      STOCK FUND          FUND
                                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                            -----------    -------------    ------------
INVESTMENT INCOME:
  Dividends.............................    $ 1,926,845    $   4,509,588     $1,753,408
EXPENSES:
  Mortality and expense undertakings....       (323,664)      (5,581,356)      (290,855)
                                            -----------    -------------     ----------
    Net investment income (loss)........      1,603,181       (1,071,768)     1,462,553
                                            -----------    -------------     ----------
CAPITAL GAINS INCOME....................        308,039       63,567,855            974
                                            -----------    -------------     ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain on security
   transactions.........................        446,938      194,109,792        --
  Net unrealized (depreciation)
   appreciation of investments during
   the period...........................     (3,554,082)    (126,167,137)       --
                                            -----------    -------------     ----------
    Net (loss) gain on investments......     (3,107,144)      67,942,655        --
                                            -----------    -------------     ----------
    Net (decrease) increase in net
     assets resulting from operations...    $(1,195,924)   $ 130,438,742     $1,463,527
                                            ===========    =============     ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 18
              ----------------------------------------------------

                                                              CAPITAL           MORTGAGE                       INTERNATIONAL
                                         ADVISERS FUND   APPRECIATION FUND   SECURITIES FUND   INDEX FUND    OPPORTUNITIES FUND
                                          SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                                         -------------   -----------------   ---------------   -----------   ------------------
INVESTMENT INCOME:
  Dividends............................. $  15,085,324     $  1,474,954        $   952,816     $ 1,831,409      $   499,816
EXPENSES:
  Mortality and expense undertakings....    (5,969,355)      (3,539,967)          (153,921)     (1,436,655)        (354,285)
                                         -------------     ------------        -----------     -----------      -----------
    Net investment income (loss)........     9,115,969       (2,065,013)           798,895         394,754          145,531
                                         -------------     ------------        -----------     -----------      -----------
CAPITAL GAINS INCOME....................    66,035,988       28,364,366           --             2,884,801         --
                                         -------------     ------------        -----------     -----------      -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain on security
   transactions.........................   109,707,712       75,300,296            353,908      29,025,940        3,154,826
  Net unrealized (depreciation)
   appreciation of investments during
   the period...........................  (110,915,510)      43,096,428         (1,009,631)      1,691,276       12,059,980
                                         -------------     ------------        -----------     -----------      -----------
    Net (loss) gain on investments......    (1,207,798)     118,396,724           (655,723)     30,717,216       15,214,806
                                         -------------     ------------        -----------     -----------      -----------
    Net (decrease) increase in net
     assets resulting from operations... $  73,944,159     $144,696,077        $   143,172     $33,996,771      $15,360,337
                                         =============     ============        ===========     ===========      ===========

                                                             CALVERT
                                          DIVIDEND AND   SOCIAL BALANCED
                                          GROWTH FUND       PORTFOLIO
                                          SUB-ACCOUNT      SUB-ACCOUNT
                                          ------------   ---------------
INVESTMENT INCOME:
  Dividends.............................  $    882,872     $   562,563
EXPENSES:
  Mortality and expense undertakings....      (494,414)       (203,569)
                                          ------------     -----------
    Net investment income (loss)........       388,458         358,994
                                          ------------     -----------
CAPITAL GAINS INCOME....................     2,571,967       1,927,344
                                          ------------     -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain on security
   transactions.........................     9,975,175       2,311,717
  Net unrealized (depreciation)
   appreciation of investments during
   the period...........................   (10,078,741)     (1,644,189)
                                          ------------     -----------
    Net (loss) gain on investments......      (103,566)        667,528
                                          ------------     -----------
    Net (decrease) increase in net
     assets resulting from operations...  $  2,856,859     $ 2,953,866
                                          ============     ===========

            ---------------------------------------------------- 19
              ----------------------------------------------------

 DC VARIABLE ACCOUNT-I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                                  MONEY MARKET
                                                  BOND FUND       STOCK FUND          FUND
                                                 SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                                                 ------------    -------------    ------------
OPERATIONS:
  Net investment income (loss)...............    $  1,603,181    $  (1,071,768)   $  1,462,553
  Capital gains income.......................         308,039       63,567,855             974
  Net realized gain on security
   transactions..............................         446,938      194,109,792         --
  Net unrealized (depreciation) appreciation
   of investments during the period..........      (3,554,082)    (126,167,137)        --
                                                 ------------    -------------    ------------
  Net (decrease) increase in net assets
   resulting from operations.................      (1,195,924)     130,438,742       1,463,527
                                                 ------------    -------------    ------------
UNIT TRANSACTIONS:
  Purchases..................................       3,207,870       57,188,543       2,777,236
  Net transfers..............................      (7,476,531)     (82,392,780)      3,061,293
  Surrenders for benefit payments and fees...     (13,250,066)    (307,416,804)    (10,239,180)
                                                 ------------    -------------    ------------
  Net (decrease) in net assets resulting from
   unit transactions.........................     (17,518,727)    (332,621,041)     (4,400,651)
                                                 ------------    -------------    ------------
  Net (decrease) in net assets...............     (18,714,651)    (202,182,299)     (2,937,124)
NET ASSETS:
  Beginning of period........................      53,527,616      852,094,113      40,402,821
                                                 ------------    -------------    ------------
  End of period..............................    $ 34,812,965    $ 649,911,814    $ 37,465,697
                                                 ============    =============    ============

HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 1998

                                                                                MONEY MARKET
                                                  BOND FUND      STOCK FUND         FUND
                                                 SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                                                 -----------    ------------    ------------
OPERATIONS:
  Net investment income (loss)...............    $ 2,183,191    $    499,834    $ 1,519,662
  Capital gains income.......................        --           23,069,120        --
  Net realized gain (loss) on security
   transactions..............................          2,433         714,355        --
  Net unrealized appreciation (depreciation)
   of investments during the period..........        972,564     183,443,598        --
                                                 -----------    ------------    -----------
  Net increase in net assets resulting from
   operations................................      3,158,188     207,726,907      1,519,662
                                                 -----------    ------------    -----------
UNIT TRANSACTIONS:
  Purchases..................................      3,667,032      52,577,965      3,344,933
  Net transfers..............................      7,703,221     (30,615,196)     5,386,082
  Surrenders for benefit payments and fees...     (1,938,648)    (19,829,778)    (1,911,188)
                                                 -----------    ------------    -----------
  Net increase (decrease) in net assets
   resulting from unit transactions..........      9,431,605       2,132,991      6,819,827
                                                 -----------    ------------    -----------
  Net increase (decrease) in net assets......     12,589,793     209,859,898      8,339,489
NET ASSETS:
  Beginning of period........................     40,937,823     642,234,215     32,063,332
                                                 -----------    ------------    -----------
  End of period..............................    $53,527,616    $852,094,113    $40,402,821
                                                 ===========    ============    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 20
              ----------------------------------------------------

                                                                   CAPITAL           MORTGAGE
                                              ADVISERS FUND   APPRECIATION FUND   SECURITIES FUND    INDEX FUND
                                               SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT
                                              -------------   -----------------   ---------------   ------------
OPERATIONS:
  Net investment income (loss)............... $   9,115,969     $  (2,065,013)      $   798,895     $    394,754
  Capital gains income.......................    66,035,988        28,364,366          --              2,884,801
  Net realized gain on security
   transactions..............................   109,707,712        75,300,296           353,908       29,025,940
  Net unrealized (depreciation) appreciation
   of investments during the period..........  (110,915,510)       43,096,428        (1,009,631)       1,691,276
                                              -------------     -------------       -----------     ------------
  Net (decrease) increase in net assets
   resulting from operations.................    73,944,159       144,696,077           143,172       33,996,771
                                              -------------     -------------       -----------     ------------
UNIT TRANSACTIONS:
  Purchases..................................    60,209,515        38,405,063         1,337,928       25,883,222
  Net transfers..............................   (79,780,932)      (72,296,647)       (2,595,863)     (11,869,735)
  Surrenders for benefit payments and fees...  (243,193,118)     (136,718,724)       (6,751,436)     (53,518,791)
                                              -------------     -------------       -----------     ------------
  Net (decrease) in net assets resulting from
   unit transactions.........................  (262,764,535)     (170,610,308)       (8,009,371)     (39,505,304)
                                              -------------     -------------       -----------     ------------
  Net (decrease) in net assets...............  (188,820,376)      (25,914,231)       (7,866,199)      (5,508,533)
NET ASSETS:
  Beginning of period........................   905,037,858       513,902,329        24,896,699      194,749,407
                                              -------------     -------------       -----------     ------------
  End of period.............................. $ 716,217,482     $ 487,988,098       $17,030,500     $189,240,874
                                              =============     =============       ===========     ============

                                                 INTERNATIONAL      DIVIDEND AND     CALVERT SOCIAL
                                               OPPORTUNITIES FUND   GROWTH FUND    BALANCED PORTFOLIO
                                                  SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                                               ------------------   ------------   ------------------
OPERATIONS:
  Net investment income (loss)...............     $    145,531      $    388,458       $   358,994
  Capital gains income.......................        --                2,571,967         1,927,344
  Net realized gain on security
   transactions..............................        3,154,826         9,975,175         2,311,717
  Net unrealized (depreciation) appreciation
   of investments during the period..........       12,059,980       (10,078,741)       (1,644,189)
                                                  ------------      ------------       -----------
  Net (decrease) increase in net assets
   resulting from operations.................       15,360,337         2,856,859         2,953,866
                                                  ------------      ------------       -----------
UNIT TRANSACTIONS:
  Purchases..................................        6,465,977        13,489,504         2,662,375
  Net transfers..............................       (8,846,795)      (25,227,178)       (3,375,593)
  Surrenders for benefit payments and fees...      (15,181,367)      (18,620,723)       (8,906,608)
                                                  ------------      ------------       -----------
  Net (decrease) in net assets resulting from
   unit transactions.........................      (17,562,185)      (30,358,397)       (9,619,826)
                                                  ------------      ------------       -----------
  Net (decrease) in net assets...............       (2,201,848)      (27,501,538)       (6,665,960)
NET ASSETS:
  Beginning of period........................       53,866,692        81,366,808        32,739,759
                                                  ------------      ------------       -----------
  End of period..............................     $ 51,664,844      $ 53,865,270       $26,073,799
                                                  ============      ============       ===========

                                                                   CAPITAL           MORTGAGE
                                              ADVISERS FUND   APPRECIATION FUND   SECURITIES FUND    INDEX FUND
                                               SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT
                                              -------------   -----------------   ---------------   ------------
OPERATIONS:
  Net investment income (loss)............... $ 11,397,583      $ (1,312,459)       $ 1,363,211     $    264,966
  Capital gains income.......................   25,313,632        32,040,202           --              3,422,388
  Net realized gain (loss) on security
   transactions..............................    6,494,130         1,681,913             39,785          (58,579)
  Net unrealized appreciation (depreciation)
   of investments during the period..........  128,375,353        35,834,365            (24,289)      35,353,337
                                              ------------      ------------        -----------     ------------
  Net increase in net assets resulting from
   operations................................  171,580,698        68,244,021          1,378,707       38,982,112
                                              ------------      ------------        -----------     ------------
UNIT TRANSACTIONS:
  Purchases..................................   63,792,632        57,410,119          1,815,173       21,746,631
  Net transfers..............................  (25,294,322)      (97,300,197)        (1,687,207)       9,830,133
  Surrenders for benefit payments and fees...  (22,848,470)      (12,289,854)          (801,083)      (5,052,574)
                                              ------------      ------------        -----------     ------------
  Net increase (decrease) in net assets
   resulting from unit transactions..........   15,649,840       (52,179,932)          (673,117)      26,524,190
                                              ------------      ------------        -----------     ------------
  Net increase (decrease) in net assets......  187,230,538        16,064,089            705,590       65,506,302
NET ASSETS:
  Beginning of period........................  717,807,320       497,838,240         24,191,109      129,243,105
                                              ------------      ------------        -----------     ------------
  End of period.............................. $905,037,858      $513,902,329        $24,896,699     $194,749,407
                                              ============      ============        ===========     ============

                                                 INTERNATIONAL      DIVIDEND AND     CALVERT SOCIAL
                                               OPPORTUNITIES FUND   GROWTH FUND    BALANCED PORTFOLIO
                                                  SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                                               ------------------   ------------   ------------------
OPERATIONS:
  Net investment income (loss)...............     $    262,775      $    660,494       $   490,049
  Capital gains income.......................        3,515,336         2,779,678         1,638,236
  Net realized gain (loss) on security
   transactions..............................          707,165           426,383            48,836
  Net unrealized appreciation (depreciation)
   of investments during the period..........        2,062,833         7,655,244         2,144,124
                                                  ------------      ------------       -----------
  Net increase in net assets resulting from
   operations................................        6,548,109        11,521,799         4,321,245
                                                  ------------      ------------       -----------
UNIT TRANSACTIONS:
  Purchases..................................        8,614,699        14,599,476         3,592,019
  Net transfers..............................      (16,662,048)      (15,975,390)       (2,100,831)
  Surrenders for benefit payments and fees...       (1,450,359)       (2,142,352)         (738,890)
                                                  ------------      ------------       -----------
  Net increase (decrease) in net assets
   resulting from unit transactions..........       (9,497,708)       (3,518,266)          752,298
                                                  ------------      ------------       -----------
  Net increase (decrease) in net assets......       (2,949,599)        8,003,533         5,073,543
NET ASSETS:
  Beginning of period........................       56,816,291        73,363,275        27,666,216
                                                  ------------      ------------       -----------
  End of period..............................     $ 53,866,692      $ 81,366,808       $32,739,759
                                                  ============      ============       ===========

            ---------------------------------------------------- 21
              ----------------------------------------------------

 DC VARIABLE ACCOUNT-I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999

 1.  ORGANIZATION:

    DC Variable Account-I (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contractholders of the Company in various mutual funds (the Funds) as directed by the contractholders.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1999.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  DEDUCTIONS AND CHARGES:

    Certain amounts are deducted from the contracts, as described below:

   a) MORTALITY AND EXPENSE RISK CHARGES--The Company will make deductions at a maximum annual rate of 1.25% of the contract's value for the mortality and expense risks which the Company undertakes.

   b) TAX EXPENSE CHARGE--If applicable, the Company will make deductions at a maximum rate of 3.5% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed to partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   c) ANNUAL MAINTENANCE FEE--An annual maintenance fee up to $18 may be deducted from the contract's value each contract year. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

______________________________________ 22 ______________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1999

                                               BOND           STOCK        MONEY MARKET
                                               FUND            FUND            FUND
                                            SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                                            -----------    ------------    ------------
ASSETS:
  Investments:
    Hartford Bond HLS Fund, Inc. -
     Class IA
      Shares 15,155,028
      Cost $15,395,587
      Market Value......................    $15,062,007         --             --
    Hartford Stock HLS Fund, Inc. -
     Class IA
      Shares 33,945,549
      Cost $93,349,265
      Market Value......................        --         $242,622,010        --
    Hartford Money Market HLS
     Fund, Inc. - Class IA
      Shares 6,566,019
      Cost $6,566,019
      Market Value......................        --              --          $6,566,019
    Hartford Advisers HLS Fund, Inc. -
     Class IA
      Shares 34,221,708
      Cost $65,147,307
      Market Value......................        --              --             --
    Hartford Capital Appreciation HLS
     Fund, Inc. - Class IA
      Shares 24,732,727
      Cost $80,938,460
      Market Value......................        --              --             --
    Hartford Mortgage Securities HLS
     Fund, Inc. - Class IA
      Shares 3,231,289
      Cost $3,417,582
      Market Value......................        --              --             --
    Hartford Index HLS Fund, Inc. -
     Class IA
      Shares 13,851,001
      Cost $34,212,808
      Market Value......................        --              --             --
    Hartford International Opportunities
     HLS Fund, Inc. - Class IA
      Shares 7,985,421
      Cost $9,989,610
      Market Value......................        --              --             --
    Hartford Dividend and Growth HLS
     Fund, Inc. - Class IA
      Shares 10,749,812
      Cost $18,435,960
      Market Value......................        --              --             --
    Calvert Social Balanced Portfolio
      Shares 2,290,301
      Cost $4,101,434
      Market Value......................        --              --             --
  Due from Hartford Life Insurance
   Company..............................           734           61,407          7,262
  Receivable from fund shares sold......        --              --             --
                                            -----------    ------------     ----------
  Total Assets..........................    15,062,741      242,683,417      6,573,281
                                            -----------    ------------     ----------
LIABILITIES:
  Due to Hartford Life Insurance
   Company..............................        --              --             --
  Payable for fund shares purchased.....           735           61,426          6,966
                                            -----------    ------------     ----------
  Total Liabilities.....................           735           61,426          6,966
                                            -----------    ------------     ----------
  Net Assets (variable annuity contract
   liabilities).........................    $15,062,006    $242,621,991     $6,566,315
                                            ===========    ============     ==========
Deferred annuity contracts in the
 accumulation period:
Group Sub-Accounts:
  Units owned by participants...........     3,140,832       11,207,213      2,145,214
  Unit values*..........................    $ 4.795562     $  21.648735     $ 3.060914

*Unit value amounts represent an average of individual unit values, which differ within each sub-account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 24
              ----------------------------------------------------

                                                          CAPITAL       MORTGAGE                   INTERNATIONAL    DIVIDEND
                                           ADVISERS     APPRECIATION   SECURITIES       INDEX      OPPORTUNITIES   AND GROWTH
                                             FUND           FUND          FUND          FUND           FUND           FUND
                                         SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                         ------------   ------------   -----------   -----------   -------------   -----------
ASSETS:
  Investments:
    Hartford Bond HLS Fund, Inc. -
     Class IA
      Shares 15,155,028
      Cost $15,395,587
      Market Value......................      --            --             --            --             --             --
    Hartford Stock HLS Fund, Inc. -
     Class IA
      Shares 33,945,549
      Cost $93,349,265
      Market Value......................      --            --             --            --             --             --
    Hartford Money Market HLS
     Fund, Inc. - Class IA
      Shares 6,566,019
      Cost $6,566,019
      Market Value......................      --            --             --            --             --             --
    Hartford Advisers HLS Fund, Inc. -
     Class IA
      Shares 34,221,708
      Cost $65,147,307
      Market Value...................... $101,459,629       --             --            --             --             --
    Hartford Capital Appreciation HLS
     Fund, Inc. - Class IA
      Shares 24,732,727
      Cost $80,938,460
      Market Value......................      --        $150,755,566       --            --             --             --
    Hartford Mortgage Securities HLS
     Fund, Inc. - Class IA
      Shares 3,231,289
      Cost $3,417,582
      Market Value......................      --            --         $3,358,899        --             --             --
    Hartford Index HLS Fund, Inc. -
     Class IA
      Shares 13,851,001
      Cost $34,212,808
      Market Value......................      --            --             --        $58,018,795        --             --
    Hartford International Opportunities
     HLS Fund, Inc. - Class IA
      Shares 7,985,421
      Cost $9,989,610
      Market Value......................      --            --             --            --         $14,980,130        --
    Hartford Dividend and Growth HLS
     Fund, Inc. - Class IA
      Shares 10,749,812
      Cost $18,435,960
      Market Value......................      --            --             --            --             --         $23,099,497
    Calvert Social Balanced Portfolio
      Shares 2,290,301
      Cost $4,101,434
      Market Value......................      --            --             --            --             --             --
  Due from Hartford Life Insurance
   Company..............................       98,692        11,901         2,379        36,427         194,453         6,604
  Receivable from fund shares sold......      --            --             --            --             --             --
                                         ------------   ------------   ----------    -----------    -----------    -----------
  Total Assets..........................  101,558,321   150,767,467     3,361,278    58,055,222      15,174,583    23,106,101
                                         ------------   ------------   ----------    -----------    -----------    -----------
LIABILITIES:
  Due to Hartford Life Insurance
   Company..............................      --            --             --            --             --             --
  Payable for fund shares purchased.....       98,690        11,938         2,410        38,456         194,438         6,576
                                         ------------   ------------   ----------    -----------    -----------    -----------
  Total Liabilities.....................       98,690        11,938         2,410        38,456         194,438         6,576
                                         ------------   ------------   ----------    -----------    -----------    -----------
  Net Assets (variable annuity contract
   liabilities)......................... $101,459,631   $150,755,529   $3,358,868    $58,016,766    $14,980,145    $23,099,525
                                         ============   ============   ==========    ===========    ===========    ===========
Deferred annuity contracts in the
 accumulation period:
Group Sub-Accounts:
  Units owned by participants...........   14,450,344    12,158,882     1,199,939    10,126,403       6,548,367     9,982,636
  Unit values*.......................... $   7.021261   $ 12.388609    $ 2.799198    $ 5.729257     $  2.287616    $ 2.313970

                                              CALVERT
                                          SOCIAL BALANCED
                                             PORTFOLIO
                                            SUB-ACCOUNT
                                          ---------------
ASSETS:
  Investments:
    Hartford Bond HLS Fund, Inc. -
     Class IA
      Shares 15,155,028
      Cost $15,395,587
      Market Value......................       --
    Hartford Stock HLS Fund, Inc. -
     Class IA
      Shares 33,945,549
      Cost $93,349,265
      Market Value......................       --
    Hartford Money Market HLS
     Fund, Inc. - Class IA
      Shares 6,566,019
      Cost $6,566,019
      Market Value......................       --
    Hartford Advisers HLS Fund, Inc. -
     Class IA
      Shares 34,221,708
      Cost $65,147,307
      Market Value......................       --
    Hartford Capital Appreciation HLS
     Fund, Inc. - Class IA
      Shares 24,732,727
      Cost $80,938,460
      Market Value......................       --
    Hartford Mortgage Securities HLS
     Fund, Inc. - Class IA
      Shares 3,231,289
      Cost $3,417,582
      Market Value......................       --
    Hartford Index HLS Fund, Inc. -
     Class IA
      Shares 13,851,001
      Cost $34,212,808
      Market Value......................       --
    Hartford International Opportunities
     HLS Fund, Inc. - Class IA
      Shares 7,985,421
      Cost $9,989,610
      Market Value......................       --
    Hartford Dividend and Growth HLS
     Fund, Inc. - Class IA
      Shares 10,749,812
      Cost $18,435,960
      Market Value......................       --
    Calvert Social Balanced Portfolio
      Shares 2,290,301
      Cost $4,101,434
      Market Value......................    $4,967,663
  Due from Hartford Life Insurance
   Company..............................         1,204
  Receivable from fund shares sold......       --
                                            ----------
  Total Assets..........................     4,968,867
                                            ----------
LIABILITIES:
  Due to Hartford Life Insurance
   Company..............................       --
  Payable for fund shares purchased.....           564
                                            ----------
  Total Liabilities.....................           564
                                            ----------
  Net Assets (variable annuity contract
   liabilities).........................    $4,968,303
                                            ==========
Deferred annuity contracts in the
 accumulation period:
Group Sub-Accounts:
  Units owned by participants...........     1,627,793
  Unit values*..........................    $ 3.052171

*Unit value amounts represent an average of individual unit values, which differ within each sub-account.

            ---------------------------------------------------- 25
              ----------------------------------------------------

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 1999

                                                  AMERICAN
                                                 CENTURY VP
                                            CAPITAL APPRECIATION
                                                    FUND
                                                SUB-ACCOUNT
                                            --------------------
ASSETS:
  Investments:
    American Century VP Capital
     Appreciation Fund, Inc.
      Shares 139,934
      Cost $1,575,748
      Market Value......................         $2,076,616
    Fidelity VIP Overseas Fund, Inc.
      Shares 153,914
      Cost $2,912,903
      Market Value......................          --
    Fidelity VIP II Asset Manager
     Fund, Inc.
      Shares 288,915
      Cost $4,713,414
      Market Value......................          --
    Fidelity VIP II Contrafund
     Fund, Inc.
      Shares 830,829
      Cost $14,496,214
      Market Value......................          --
    Fidelity VIP Growth Fund, Inc.
      Shares 585,635
      Cost $21,025,317
      Market Value......................          --
  Due from Hartford Life Insurance
   Company..............................              1,081
  Receivable from fund shares sold......          --
                                                 ----------
  Total Assets..........................          2,077,697
                                                 ----------
LIABILITIES:
  Due to Hartford Life Insurance
   Company..............................          --
  Payable for fund shares purchased.....              1,074
                                                 ----------
  Total Liabilities.....................              1,074
                                                 ----------
  Net Assets (variable annuity contract
   liabilities).........................         $2,076,623
                                                 ==========
Deferred annuity contracts in the
 accumulation period:
Group Sub-Accounts:
  Units owned by participants...........          1,355,363
  Unit values*..........................         $ 1.532151

*Unit value amounts represent an average of individual unit values, which differ within each sub-account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 26
              ----------------------------------------------------

                                          FIDELITY       FIDELITY       FIDELITY      FIDELITY
                                             VIP          VIP II         VIP II          VIP
                                          OVERSEAS     ASSET MANAGER   CONTRAFUND      GROWTH
                                            FUND           FUND           FUND          FUND
                                         SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                                         -----------   -------------   -----------   -----------
ASSETS:
  Investments:
    American Century VP Capital
     Appreciation Fund, Inc.
      Shares 139,934
      Cost $1,575,748
      Market Value......................     --            --              --            --
    Fidelity VIP Overseas Fund, Inc.
      Shares 153,914
      Cost $2,912,903
      Market Value...................... $4,223,395        --              --            --
    Fidelity VIP II Asset Manager
     Fund, Inc.
      Shares 288,915
      Cost $4,713,414
      Market Value......................     --         $5,394,049         --            --
    Fidelity VIP II Contrafund
     Fund, Inc.
      Shares 830,829
      Cost $14,496,214
      Market Value......................     --            --          $24,218,673       --
    Fidelity VIP Growth Fund, Inc.
      Shares 585,635
      Cost $21,025,317
      Market Value......................     --            --              --        $32,168,933
  Due from Hartford Life Insurance
   Company..............................      2,418          1,694          8,310         17,140
  Receivable from fund shares sold......     --            --              --            --
                                         ----------     ----------     -----------   -----------
  Total Assets..........................  4,225,813      5,395,743     24,226,983     32,186,073
                                         ----------     ----------     -----------   -----------
LIABILITIES:
  Due to Hartford Life Insurance
   Company..............................     --            --              --            --
  Payable for fund shares purchased.....      2,466          1,250          8,330         17,144
                                         ----------     ----------     -----------   -----------
  Total Liabilities.....................      2,466          1,250          8,330         17,144
                                         ----------     ----------     -----------   -----------
  Net Assets (variable annuity contract
   liabilities)......................... $4,223,347     $5,394,493     $24,218,653   $32,168,929
                                         ==========     ==========     ===========   ===========
Deferred annuity contracts in the
 accumulation period:
Group Sub-Accounts:
  Units owned by participants...........  2,120,519      2,951,785      9,524,933     11,602,886
  Unit values*.......................... $ 1.991553     $ 1.827536     $ 2.542659    $  2.772494

*Unit value amounts represent an average of individual unit values, which differ within each sub-account.

            ---------------------------------------------------- 27
              ----------------------------------------------------

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999

                                BOND           STOCK       MONEY MARKET
                                FUND           FUND            FUND
                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                             -----------    -----------    ------------
INVESTMENT INCOME:
  Dividends..............    $   829,146    $ 1,666,475      $303,879
EXPENSES:
  Mortality and expense
   undertakings..........       (169,945)    (2,300,122)      (68,630)
                             -----------    -----------      --------
    Net investment income
     (loss)..............        659,201       (633,647)      235,249
                             -----------    -----------      --------
CAPITAL GAINS INCOME.....        114,981     18,026,889           161
                             -----------    -----------      --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized (loss)
   gain on security
   transactions..........        (19,976)     2,484,575        --
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................     (1,257,359)    18,838,148        --
                             -----------    -----------      --------
    Net (loss) gain on
     investments.........     (1,277,335)    21,322,723        --
                             -----------    -----------      --------
    Net (decrease)
     increase in net
     assets resulting
     from operations.....    $  (503,153)   $38,715,965      $235,410
                             ===========    ===========      ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 28
              ----------------------------------------------------

                                          CAPITAL       MORTGAGE                   INTERNATIONAL    DIVIDEND
                           ADVISERS     APPRECIATION   SECURITIES       INDEX      OPPORTUNITIES   AND GROWTH      CALVERT SOCIAL
                             FUND           FUND          FUND          FUND           FUND           FUND       BALANCED PORTFOLIO
                          SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                          -----------   ------------   -----------   -----------   -------------   -----------   ------------------
INVESTMENT INCOME:
  Dividends.............. $ 2,124,562   $   453,558     $ 187,585    $  543,832     $  138,993      $ 371,026         $107,208
EXPENSES:
  Mortality and expense
   undertakings..........  (1,019,523)   (1,238,342)      (37,929)     (379,540)      (121,371)      (265,879)         (56,336)
                          -----------   -----------     ---------    ----------     ----------      ---------         --------
    Net investment income
     (loss)..............   1,105,039      (784,784)      149,656       164,292         17,622        105,147           50,872
                          -----------   -----------     ---------    ----------     ----------      ---------         --------
CAPITAL GAINS INCOME.....   7,575,377     7,303,697        --           756,329        --             871,549          367,294
                          -----------   -----------     ---------    ----------     ----------      ---------         --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized (loss)
   gain on security
   transactions..........      32,508       384,490           209        55,113         71,485         56,924           14,784
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................       8,461    33,047,538      (137,396)    8,186,922      3,936,105       (108,988)          60,504
                          -----------   -----------     ---------    ----------     ----------      ---------         --------
    Net (loss) gain on
     investments.........      40,969    33,432,028      (137,187)    8,242,035      4,007,590        (52,064)          75,288
                          -----------   -----------     ---------    ----------     ----------      ---------         --------
    Net (decrease)
     increase in net
     assets resulting
     from operations..... $ 8,721,385   $39,950,941     $  12,469    $9,162,656     $4,025,212      $ 924,632         $493,454
                          ===========   ===========     =========    ==========     ==========      =========         ========

            ---------------------------------------------------- 29
              ----------------------------------------------------

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1999

                                              AMERICAN
                              AMERICAN       CENTURY VP
                             CENTURY VP       CAPITAL
                              ADVANTAGE     APPRECIATION
                                FUND            FUND
                             SUB-ACCOUNT    SUB-ACCOUNT
                             -----------    ------------
INVESTMENT INCOME:
  Dividends..............     $ 10,047        $ --
EXPENSES:
  Mortality and expense
   undertakings..........       (3,958)        (16,810)
                              --------        --------
    Net investment income
     (loss)..............        6,089         (16,810)
                              --------        --------
CAPITAL GAINS INCOME.....       23,850          --
                              --------        --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain on
   security
   transactions..........       38,985           3,131
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................      (33,239)        784,514
                              --------        --------
    Net gain on
     investments.........        5,746         787,645
                              --------        --------
    Net increase in net
     assets resulting
     from operations.....     $ 35,685        $770,835
                              ========        ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 30
              ----------------------------------------------------

                           FIDELITY       FIDELITY       FIDELITY      FIDELITY
                              VIP          VIP II         VIP II          VIP
                           OVERSEAS     ASSET MANAGER   CONTRAFUND      GROWTH
                             FUND           FUND           FUND          FUND
                          SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                          -----------   -------------   -----------   -----------
INVESTMENT INCOME:
  Dividends.............. $   38,923      $156,695      $   89,227    $   34,374
EXPENSES:
  Mortality and expense
   undertakings..........    (35,894)      (61,474)       (248,651)     (295,423)
                          ----------      --------      ----------    ----------
    Net investment income
     (loss)..............      3,029        95,221        (159,424)     (261,049)
                          ----------      --------      ----------    ----------
CAPITAL GAINS INCOME.....     62,779       198,480         654,328     2,161,295
                          ----------      --------      ----------    ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain on
   security
   transactions..........     10,866         4,859          31,812        10,578
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................  1,091,582       177,917       3,847,668     5,999,319
                          ----------      --------      ----------    ----------
    Net gain on
     investments.........  1,102,448       182,776       3,879,480     6,009,897
                          ----------      --------      ----------    ----------
    Net increase in net
     assets resulting
     from operations..... $1,168,256      $476,477      $4,374,384    $7,910,143
                          ==========      ========      ==========    ==========

            ---------------------------------------------------- 31
              ----------------------------------------------------

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999

                                               BOND           STOCK        MONEY MARKET
                                               FUND            FUND            FUND
                                            SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                                            -----------    ------------    ------------
OPERATIONS:
  Net investment income (loss)..........    $   659,201    $   (633,647)    $  235,249
  Capital gains income..................        114,981      18,026,889            161
  Net realized (loss) gain on security
   transactions.........................        (19,976)      2,484,575        --
  Net unrealized (depreciation)
   appreciation of investments during
   the period...........................     (1,257,359)     18,838,148        --
                                            -----------    ------------     ----------
  Net (decrease) increase in net assets
   resulting from operations............       (503,153)     38,715,965        235,410
                                            -----------    ------------     ----------
UNIT TRANSACTIONS:
  Purchases.............................        877,749       7,131,167        523,946
  Net transfers.........................       (881,035)      1,039,770       (237,078)
  Surrenders for benefit payments and
   fees.................................     (1,214,915)    (14,377,881)      (535,282)
  Net annuity transactions..............       (154,673)     (1,808,549)        58,994
                                            -----------    ------------     ----------
  Net (decrease) increase in net assets
   resulting from unit transactions.....     (1,372,874)     (8,015,493)      (189,420)
                                            -----------    ------------     ----------
  Net (decrease) increase in net
   assets...............................     (1,876,027)     30,700,472         45,990
NET ASSETS:
  Beginning of period...................     16,938,033     211,921,519      6,520,325
                                            -----------    ------------     ----------
  End of period.........................    $15,062,006    $242,621,991     $6,566,315
                                            ===========    ============     ==========

HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 1998

                                               BOND           STOCK        MONEY MARKET
                                               FUND            FUND            FUND
                                            SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                                            -----------    ------------    ------------
OPERATIONS:
  Net investment income (loss)..........    $   643,021    $   (320,715)   $   222,574
  Capital gains income..................        --            5,882,426        --
  Net realized gain (loss) on security
   transactions.........................         62,787       8,889,332        --
  Net unrealized appreciation
   (depreciation) of investments during
   the period...........................        361,946      37,635,810        --
                                            -----------    ------------    -----------
  Net increase in net assets resulting
   from operations......................      1,067,754      52,086,853        222,574
                                            -----------    ------------    -----------
UNIT TRANSACTIONS:
  Purchases.............................        912,679       6,592,898        495,356
  Net transfers.........................      1,735,405         242,331      1,098,990
  Surrenders for benefit payments and
   fees.................................     (1,328,850)    (11,790,542)    (1,154,260)
  Net annuity transactions..............        118,114      (1,031,092)       (75,788)
                                            -----------    ------------    -----------
  Net increase (decrease) in net assets
   resulting from unit transactions.....      1,437,348      (5,986,405)       364,298
                                            -----------    ------------    -----------
  Net increase in net assets............      2,505,102      46,100,448        586,872
NET ASSETS:
  Beginning of period...................     14,432,931     165,821,071      5,933,453
                                            -----------    ------------    -----------
  End of period.........................    $16,938,033    $211,921,519    $ 6,520,325
                                            ===========    ============    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 32
              ----------------------------------------------------

                                                          CAPITAL       MORTGAGE                   INTERNATIONAL    DIVIDEND
                                           ADVISERS     APPRECIATION   SECURITIES       INDEX      OPPORTUNITIES   AND GROWTH
                                             FUND           FUND          FUND          FUND           FUND           FUND
                                         SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                         ------------   ------------   -----------   -----------   -------------   -----------
OPERATIONS:
  Net investment income (loss).......... $  1,105,039   $   (784,784)  $  149,656    $   164,292    $    17,622    $   105,147
  Capital gains income..................    7,575,377      7,303,697       --            756,329        --             871,549
  Net realized (loss) gain on security
   transactions.........................       32,508        384,490          209         55,113         71,485         56,924
  Net unrealized (depreciation)
   appreciation of investments during
   the period...........................        8,461     33,047,538     (137,396)     8,186,922      3,936,105       (108,988)
                                         ------------   ------------   ----------    -----------    -----------    -----------
  Net (decrease) increase in net assets
   resulting from operations............    8,721,385     39,950,941       12,469      9,162,656      4,025,212        924,632
                                         ------------   ------------   ----------    -----------    -----------    -----------
UNIT TRANSACTIONS:
  Purchases.............................    5,766,833      8,678,190      256,864      4,686,636      1,026,238      2,788,276
  Net transfers.........................    1,085,736     (2,258,982)    (207,674)     3,228,930        220,580       (960,677)
  Surrenders for benefit payments and
   fees.................................   (6,055,967)    (7,267,595)    (177,925)    (2,277,171)      (519,616)    (1,772,801)
  Net annuity transactions..............      658,379       (211,724)        (276)       257,961        (38,926)        20,963
                                         ------------   ------------   ----------    -----------    -----------    -----------
  Net (decrease) increase in net assets
   resulting from unit transactions.....    1,454,981     (1,060,111)    (129,011)     5,896,356        688,276         75,761
                                         ------------   ------------   ----------    -----------    -----------    -----------
  Net (decrease) increase in net
   assets...............................   10,176,366     38,890,830     (116,542)    15,059,012      4,713,488      1,000,393
NET ASSETS:
  Beginning of period...................   91,283,265    111,864,699    3,475,410     42,957,754     10,266,657     22,099,132
                                         ------------   ------------   ----------    -----------    -----------    -----------
  End of period......................... $101,459,631   $150,755,529   $3,358,868    $58,016,766    $14,980,145    $23,099,525
                                         ============   ============   ==========    ===========    ===========    ===========


                                            CALVERT SOCIAL
                                          BALANCED PORTFOLIO
                                             SUB-ACCOUNT
                                          ------------------
OPERATIONS:
  Net investment income (loss)..........      $   50,872
  Capital gains income..................         367,294
  Net realized (loss) gain on security
   transactions.........................          14,784
  Net unrealized (depreciation)
   appreciation of investments during
   the period...........................          60,504
                                              ----------
  Net (decrease) increase in net assets
   resulting from operations............         493,454
                                              ----------
UNIT TRANSACTIONS:
  Purchases.............................         434,582
  Net transfers.........................        (224,945)
  Surrenders for benefit payments and
   fees.................................        (153,765)
  Net annuity transactions..............         175,629
                                              ----------
  Net (decrease) increase in net assets
   resulting from unit transactions.....         231,501
                                              ----------
  Net (decrease) increase in net
   assets...............................         724,955
NET ASSETS:
  Beginning of period...................       4,243,348
                                              ----------
  End of period.........................      $4,968,303
                                              ==========

                                                         CAPITAL       MORTGAGE                   INTERNATIONAL    DIVIDEND
                                          ADVISERS     APPRECIATION   SECURITIES       INDEX      OPPORTUNITIES   AND GROWTH
                                            FUND           FUND          FUND          FUND           FUND           FUND
                                         SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                         -----------   ------------   -----------   -----------   -------------   -----------
OPERATIONS:
  Net investment income (loss).......... $   929,613   $   (507,599)  $  179,661    $    73,444    $    22,163    $   118,445
  Capital gains income..................   2,448,343      6,467,014       --            703,652        644,678        554,310
  Net realized gain (loss) on security
   transactions.........................   1,582,801      3,648,830       14,296         35,759         55,547        (33,442)
  Net unrealized appreciation
   (depreciation) of investments during
   the period...........................  11,671,877      4,206,625      (10,512)     7,410,073        384,781      1,893,095
                                         -----------   ------------   ----------    -----------    -----------    -----------
  Net increase in net assets resulting
   from operations......................  16,632,634     13,814,870      183,445      8,222,928      1,107,169      2,532,408
                                         -----------   ------------   ----------    -----------    -----------    -----------
UNIT TRANSACTIONS:
  Purchases.............................   5,710,527     10,043,845      290,758      3,542,564      1,295,646      2,740,504
  Net transfers.........................   4,672,171     (4,177,559)    (134,090)     7,709,937       (908,131)     3,854,598
  Surrenders for benefit payments and
   fees.................................  (4,297,456)    (6,489,893)    (324,882)    (2,057,610)      (917,114)    (1,314,938)
  Net annuity transactions..............   1,069,101        (70,995)      18,035        560,037        (60,468)       110,854
                                         -----------   ------------   ----------    -----------    -----------    -----------
  Net increase (decrease) in net assets
   resulting from unit transactions.....   7,154,343       (694,602)    (150,179)     9,754,928       (590,067)     5,391,018
                                         -----------   ------------   ----------    -----------    -----------    -----------
  Net increase in net assets............  23,786,977     13,120,268       33,266     17,977,856        517,102      7,923,426
NET ASSETS:
  Beginning of period...................  67,496,288     98,744,431    3,442,144     24,979,898      9,749,555     14,175,706
                                         -----------   ------------   ----------    -----------    -----------    -----------
  End of period......................... $91,283,265   $111,864,699   $3,475,410    $42,957,754    $10,266,657    $22,099,132
                                         ===========   ============   ==========    ===========    ===========    ===========


                                            CALVERT SOCIAL
                                          BALANCED PORTFOLIO
                                             SUB-ACCOUNT
                                          ------------------
OPERATIONS:
  Net investment income (loss)..........      $   49,286
  Capital gains income..................         211,876
  Net realized gain (loss) on security
   transactions.........................          23,262
  Net unrealized appreciation
   (depreciation) of investments during
   the period...........................         239,801
                                              ----------
  Net increase in net assets resulting
   from operations......................         524,225
                                              ----------
UNIT TRANSACTIONS:
  Purchases.............................         495,534
  Net transfers.........................          26,347
  Surrenders for benefit payments and
   fees.................................        (187,099)
  Net annuity transactions..............          20,431
                                              ----------
  Net increase (decrease) in net assets
   resulting from unit transactions.....         355,213
                                              ----------
  Net increase in net assets............         879,438
NET ASSETS:
  Beginning of period...................       3,363,910
                                              ----------
  End of period.........................      $4,243,348
                                              ==========

            ---------------------------------------------------- 33
              ----------------------------------------------------

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                       AMERICAN
                                                       AMERICAN       CENTURY VP
                                                      CENTURY VP       CAPITAL
                                                       ADVANTAGE     APPRECIATION
                                                         FUND            FUND
                                                      SUB-ACCOUNT    SUB-ACCOUNT
                                                      -----------    ------------
OPERATIONS:
  Net investment income (loss)....................     $   6,089      $  (16,810)
  Capital gains income............................        23,850         --
  Net realized gain on security transactions......        38,985           3,131
  Net unrealized (depreciation) appreciation of
   investments during the period..................       (33,239)        784,514
                                                       ---------      ----------
  Net increase in net assets resulting from
   operations.....................................        35,685         770,835
                                                       ---------      ----------
UNIT TRANSACTIONS:
  Purchases.......................................        58,593         254,542
  Net transfers...................................      (378,748)        (19,911)
  Surrenders for benefit payments and fees........       (41,476)       (102,225)
  Net annuity transactions........................       (11,186)           (550)
                                                       ---------      ----------
  Net (decrease) increase in net assets resulting
   from unit transactions.........................      (372,817)        131,856
                                                       ---------      ----------
  Net (decrease) increase in net assets...........      (337,132)        902,691
NET ASSETS:
  Beginning of period.............................       337,132       1,173,932
                                                       ---------      ----------
  End of period...................................     $  --          $2,076,623
                                                       =========      ==========

HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 1998

                                                                       AMERICAN
                                                       AMERICAN       CENTURY VP
                                                      CENTURY VP       CAPITAL
                                                       ADVANTAGE     APPRECIATION
                                                         FUND            FUND
                                                      SUB-ACCOUNT    SUB-ACCOUNT
                                                      -----------    ------------
OPERATIONS:
  Net investment income (loss)....................     $  2,371       $  (14,526)
  Capital gains income............................       22,200           63,395
  Net realized gain (loss) on security
   transactions...................................        1,198          (16,383)
  Net unrealized appreciation (depreciation) of
   investments during the period..................       17,601          (61,793)
                                                       --------       ----------
  Net increase (decrease) in net assets resulting
   from operations................................       43,370          (29,307)
                                                       --------       ----------
UNIT TRANSACTIONS:
  Purchases.......................................       60,545          294,260
  Net transfers...................................       13,214         (521,383)
  Surrenders for benefit payments and fees........      (27,765)         (58,707)
  Net annuity transactions........................         (768)            (486)
                                                       --------       ----------
  Net increase (decrease) in net assets resulting
   from unit transactions.........................       45,226         (286,316)
                                                       --------       ----------
  Net increase (decrease) in net assets...........       88,596         (315,623)
NET ASSETS:
  Beginning of period.............................      248,536        1,489,555
                                                       --------       ----------
  End of period...................................     $337,132       $1,173,932
                                                       ========       ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 34
              ----------------------------------------------------

                                                    FIDELITY       FIDELITY       FIDELITY      FIDELITY
                                                       VIP          VIP II         VIP II          VIP
                                                    OVERSEAS     ASSET MANAGER   CONTRAFUND      GROWTH
                                                      FUND           FUND           FUND          FUND
                                                   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                                                   -----------   -------------   -----------   -----------
OPERATIONS:
  Net investment income (loss).................... $    3,029     $   95,221     $  (159,424)  $  (261,049)
  Capital gains income............................     62,779        198,480         654,328     2,161,295
  Net realized gain on security transactions......     10,866          4,859          31,812        10,578
  Net unrealized (depreciation) appreciation of
   investments during the period..................  1,091,582        177,917       3,847,668     5,999,319
                                                   ----------     ----------     -----------   -----------
  Net increase in net assets resulting from
   operations.....................................  1,168,256        476,477       4,374,384     7,910,143
                                                   ----------     ----------     -----------   -----------
UNIT TRANSACTIONS:
  Purchases.......................................    387,081        598,974       2,302,231     2,449,392
  Net transfers...................................    443,568         42,815         825,702     4,848,698
  Surrenders for benefit payments and fees........   (256,167)      (443,450)     (1,166,185)   (1,212,305)
  Net annuity transactions........................     --            --                  (43)       11,853
                                                   ----------     ----------     -----------   -----------
  Net (decrease) increase in net assets resulting
   from unit transactions.........................    574,482        198,339       1,961,705     6,097,638
                                                   ----------     ----------     -----------   -----------
  Net (decrease) increase in net assets...........  1,742,738        674,816       6,336,089    14,007,781
NET ASSETS:
  Beginning of period.............................  2,480,609      4,719,677      17,882,564    18,161,148
                                                   ----------     ----------     -----------   -----------
  End of period................................... $4,223,347     $5,394,493     $24,218,653   $32,168,929
                                                   ==========     ==========     ===========   ===========

                                                    FIDELITY       FIDELITY       FIDELITY      FIDELITY
                                                       VIP          VIP II         VIP II          VIP
                                                    OVERSEAS     ASSET MANAGER   CONTRAFUND      GROWTH
                                                      FUND           FUND           FUND          FUND
                                                   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                                                   -----------   -------------   -----------   -----------
OPERATIONS:
  Net investment income (loss).................... $   10,125     $   54,671     $   (92,518)  $  (113,377)
  Capital gains income............................    112,345        313,180         618,218     1,488,257
  Net realized gain (loss) on security
   transactions...................................        956           (275)         12,359        13,141
  Net unrealized appreciation (depreciation) of
   investments during the period..................     96,646        146,330       3,177,338     3,253,190
                                                   ----------     ----------     -----------   -----------
  Net increase (decrease) in net assets resulting
   from operations................................    220,072        513,906       3,715,397     4,641,211
                                                   ----------     ----------     -----------   -----------
UNIT TRANSACTIONS:
  Purchases.......................................    377,694        629,178       2,095,903     1,855,983
  Net transfers...................................     96,385        731,434         816,733     1,278,624
  Surrenders for benefit payments and fees........   (196,825)      (338,204)       (696,448)     (573,796)
  Net annuity transactions........................     --            --                  (34)         (166)
                                                   ----------     ----------     -----------   -----------
  Net increase (decrease) in net assets resulting
   from unit transactions.........................    277,254      1,022,408       2,216,154     2,560,645
                                                   ----------     ----------     -----------   -----------
  Net increase (decrease) in net assets...........    497,326      1,536,314       5,931,551     7,201,856
NET ASSETS:
  Beginning of period.............................  1,983,283      3,183,363      11,951,013    10,959,292
                                                   ----------     ----------     -----------   -----------
  End of period................................... $2,480,609     $4,719,677     $17,882,564   $18,161,148
                                                   ==========     ==========     ===========   ===========

            ---------------------------------------------------- 35
              ----------------------------------------------------

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999

 1.  ORGANIZATION:

    Separate Account Two (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contractholders of the Company in various mutual funds (the Funds) as directed by the contractholders.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1999.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  DEDUCTIONS AND CHARGES:

    Certain amounts are deducted from the contracts, as described below:

   a) MORTALITY AND EXPENSE RISK CHARGES--The Company will make deductions at a maximum annual rate of 1.25% of the contract's value for the mortality and expense risks which the Company undertakes.

   b) TAX EXPENSE CHARGE--If applicable, the Company will make deductions at a maximum rate of 3.50% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed to partial withrawals or surrenders. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

   c) ANNUAL MAINTENANCE FEE--An annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year. These expenses are included in surrenders for benefit payments and fees in the accompaying statements of changes in net assets.

______________________________________ 36 ______________________________________

-------------------------------------------------------------------------------

                                                                ---------------
Hartford Life Insurance Companies                                 BULK RATE
P.O. Box 2999                                                    U.S. POSTAGE
Hartford, CT 06104-2999                                              PAID
                                                                  PERMIT #20
                                                                 HOLLISTON, MA
                                                                     01746
                                                                ---------------




HV-2233-3

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